Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT:

a.	Composition of assets

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2013	2012
	$ in thousands
Cost:
Machinery and equipment	29,399	28,638
Leasehold improvements	42,994	39,925
Land and buildings	5,928	5,928
Office furniture, equipment	10,141	10,009
Computer equipment	42,380	40,080
Vehicles	486	473

	131,328	125,053
Less - accumulated depreciation and amortization	103,613	100,494

	27,715	24,559

b.	Depreciation and amortization

Depreciation and amortization expenses totaled $9,220,000, $8,012,000 and $7,614,000 in the years ended December 31, 2013, 2012 and 2011, respectively.